Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property Plant and Equipment

Property, plant and equipment consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Leasehold improvements	754	534	73
Computer and electronic equipment	1,930	2,457	337
Manufacturing equipment	12,501	12,460	1,707
Office equipment	187	288	40
Motor vehicles	3,914	4,367	598
Construction in process	1,056	-	-
	20,342	20,106	2,755
Less: loss of impairment	(1,896)	(1,896)	(260)
Less: accumulated depreciation	(6,682)	(9,554)	(1,309)
	11,764	8,656	1,186